Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 7 - STOCKHOLDERS’ EQUITY (DEFICIT)

Stock-Based Compensation

In connection with the consummation of the Merger completed on February 12, 2016, we adopted Prior Protagenic’s 2006 Employee, Director and Consultant Stock Plan (the “2006 Plan”). On June 17, 2016, our stockholders adopted the 2016 Plan and, as a result, we terminated the 2006 Plan. We will not grant any further awards under the 2006 Plan. All outstanding grants under the 2006 Plan will continue in effect in accordance with the terms of the particular grant and the 2006 Plan.

Pursuant to the 2016 Plan, the Company’s Compensation Committee may grant awards to any employee, officer, director, consultant, advisor or other individual service provider of the Company or any subsidiary. On each of January 1, 2017, January 1, 2019 and January 1, 2020, pursuant to an annual “evergreen” provision contained in the 2016 Plan, the number of shares reserved for future grants was increased by 564,378 shares, or a total of 1,693,134 shares. As a result of these increases, as of December 31, 2019 and September 30, 2020, the aggregate number of shares of common stock available for awards under the 2016 Plan was 4,304,245 shares and 4,868,623 shares, respectively. Options issued under the 2016 Plan are exercisable for up to ten years from the date of issuance.

There were 5,597,861 options outstanding as of September 30, 2020. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.75
Expected dividend yield	0%
Risk free interest rate	0.64%-1.61%
Expected life in years	10
Expected volatility	140%-146%

There were 3,835,366 options outstanding as of December 31, 2019. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Exercise price	$1.00 - $1.75
Expected dividend yield	0%
Risk free interest rate	2.09%-2.70%
Expected life in years	10
Expected volatility	137%-140%

The following is an analysis of the stock option grant activity under the Plan:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Life
Stock Options

Outstanding December 31, 2018	3,846,299	$1.36	7.20
Granted	126,567	$1.15	9.20
Expired	(137,500)	$1.75
Outstanding December 31, 2019	3,835,366	$1.34	6.02
Granted	1,762,495	$1.75	9.47
Expired	-	$-
Outstanding September 30, 2020	5,597,861	$1.47	6.74

A summary of the status of the Company’s nonvested options as of September 30, 2020, and changes during the nine months ended September 30, 2020, is presented below:

Nonvested Options	Options	Weighted- Average Exercise Price
Nonvested at December 31, 2018	800,210	$1.63
Granted	126,567	$1.15
Vested	(584,895)	$1.46
Forfeited	(137,500)	$1.75
Nonvested at December, 2019	204,382	$1.74
Granted	1,762,495	$1.75
Vested	(760,488)	$1.39
Forfeited	-	$-
Nonvested at September 30, 2020	1,206,389	$1.75

As of September 30, 2020 the Company had 5,597,861 shares issuable under options outstanding at a weighted average exercise price of $1.47 and an intrinsic value of $ $1,407,792.

As of December 31, 2019, the Company had 3,835,366 shares issuable under options outstanding at a weighted average exercise price of $1.34 and an intrinsic value of $635,536.

The total number of options granted during the nine months ended September 30, 2020 and 2019 was 1,762,495 and 126,567, respectively. The exercise price for these options was $1.00 per share or $1.75 per share.

The Company recognized compensation expense related to options issued of $458,567 and $139,066 during the three months ended September 30, 2020 and 2019, respectively, which is included in general and administrative expenses and research and development expenses. For the three months ended September 30, 2020, $351,696 of the stock compensation was related to employees and $106,871 was related to non-employees.

The Company recognized compensation expense related to options issued of $1,123,151 and $850,767 during the nine months ended September 30, 2020 and 2019, respectively, which is included in general and administrative expenses and research and development expenses. For the nine months ended September 30, 2020, $858,884 of the stock compensation was related to employees and $264,267 was related to non-employees.

As of September 30, 2020, the unamortized stock option expense was $701,991 with $563,267 being related to employees and $138,724 being related to non-employees. As of September 30, 2020, the weighted average period for the unamortized stock compensation to be recognized is 2.10 years.

On February 25, 2019, the Company granted 101,567 options with an exercise price of $1.00 and a ten year term. 59,900 of these options vest immediately and 41,667 vest bi-weekly over two months. These options have a Black-Scholes value of $199,807. The Company issued 59,900 options for settlement of accounts payable totaling $29,850 and recorded a loss of $99,541 on the settlement of the accounts payable.

On June 17, 2019, the Company granted 25,000 options with an exercise price of $1.75 and a ten year term. These options vest immediately and have a Black-Scholes value of $36,374.

On February 21, 2020, the Company issued a total of 1,387,497 options to purchase shares of the Company’s common stock to sixteen individuals with 1,362,497 option going to twelve related parties. These options had a grant date fair value of $1,901,724. From these options, 187,497 options were used to settle $93,950 in accrued compensations. These options have an exercise price of $1.75. 187,497 of the options vest immediately, 510,000 of the options vest monthly over 12 months, 5,000 of the options vest monthly over 24 months, 420,000 of the options vest monthly over 36 months, and 265,000 of the options vest monthly over 48 months. These options were approved by the board of directors on February 13, 2020.

On July 18, 2020, the Company issued 124,998 options to a related party. These options have an exercise price of $1.75 and a term of ten years. These options vest immediately and the grant date fair value of these options was $142,607.

On July 18, 2020, the Company issued 105,000 options. These options have an exercise price of $1.75 and a term of ten years. These options vest monthly over four years and the grant date fair value of these options was $119,972.

On July 18, 2020, the Board of Directors Increased the size of the Board from five directors to six directors and Appoint Jennifer Buell, Ph.D. as a member of the Board, effective immediately, to fill the vacancy created by such increase and to serve until the next annual meeting of shareholders. Dr. Buell was issued options to purchase 100,000 shares of the Company’s common stock at an exercise price of $1.75 per share. The options vest as follows: monthly over 48 months. In recognition of her upcoming service as a Director of the Company, Dr. Buell was issued 45,000 options that vest monthly over 12 months. In each case the vesting commenced on the date of grant, July 18, 2020. These options had a grant date fair value of $165,426.

Warrants:

In connection with the Merger, all of the issued and outstanding warrants to purchase shares of Prior Protagenic common stock, converted, on a 1 for 1 basis, into new warrants (the “New Warrants”) to purchase shares of our Series B Preferred Stock.

Simultaneously with the Merger and the 2016 Offering, New Warrants to purchase 3,403,367 shares of Series B Preferred Stock at an average exercise price of approximately $1.05 per share were issued to holders of Prior Protagenic warrants; additionally, the holder of $665,000 of our debt and $35,000 of accrued interest exchanged such debt for five-year warrants to purchase 295,945 shares of Series B Preferred Stock at $1.25 per share. Warrants to purchase 127,346 shares of Series B Preferred Stock at an exercise price of $1.25 per share were issued to the placement agent in connection with the 2016 Offering. These warrants to purchase 423,291 shares of Series B Preferred Stock have been recorded as derivative liabilities. All of these warrants automatically converted into warrants to purchase our common stock upon the effectiveness of our reverse stock split in July 2016. See Note 5.

A summary of warrant issuances are as follows:

		Weighted Average	Weighted Average Remaining
	Number	Exercise Price	Life
Warrants

Outstanding December 31, 2018	3,826,658	$1.05	3.69
Granted	-	-	-
Outstanding December 31, 2019	3,826,658	$1.05	2.69
Granted	180,400	1.25	5.00
Outstanding September 30, 2020	4,007,058	$1.06	2.12

As of September 30, 2020, the Company had 4,007,058 shares issuable under warrants outstanding at a weighted average exercise price of $1.06 and an intrinsic value of $643,130.

As of December 31, 2019, the Company had 3,826,658 shares issuable under warrants outstanding at a weighted average exercise price of $1.05 and an intrinsic value of $1,375,990.

On February 21, 2020, the Company extended the expiration date for 100,000 warrants to purchase shares of the Company’s common stock. The expiration date was extended by two years from January 2, 2020 to January 2, 2022. These warrants have exercise price of $1.25 and are fully vested. The company recognized $5,861 in stock compensation as part of this modification.

On June 30, 2020, the Company issued 81,600 warrants to purchase shares of the Company’s common stock. These warrants vest immediately, had an exercise price of $1.25 and a term of 5 years. These warrants have a Black-Scholes value of $86,968, which is being amortized over the life of the notes from the private placement. These warrants were issued as compensation to the placement agents in connection with the Company’s private placement offering of debt and recorded as a debt discount. The Company recognized amortization of debt discount related to warrants issued of $6,643 and $0 during the nine months ended September 30, 2020 and 2019, respectively, which is included in general and administrative expenses.

During the third quarter of 2020, the Company issued 98,800 warrants to purchase shares of the Company’s common stock. These warrants vest immediately, had an exercise price of $1.25 and a term of 5 years. These warrants have a Black-Scholes value of $105,194 which is being amortized over the life of the notes from the private placement. These warrants were issued as compensation to the placement agents in connection with the Company’s private placement offering of debt. The Company recognized amortization of debt discount related to warrants issued of $5,840 and $0 during the nine months ended September 30, 2020 and 2019, respectively, which is included in general and administrative expenses.